Lease - Schedule of Lease Liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Lease Liability [Abstract]
Lease liability – current portion	$ 123,645	$ 258,709
Lease liability – non-current portion		113,394
Total	123,645	372,103
Amortization of operating lease right of use assets	281,006	125,902	$ 6,093
Interest on lease liabilities	10,883	9,485	25
Short term lease expenses	73,437	73,941	71,082
Total	$ 365,326	$ 209,328	$ 77,200
Weighted-average remaining lease term – operating leases	5 months 1 day	1 year 5 months 1 day
Weighted-average discount rate – operating leases	4.25%	4.25%
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$ 293,516	$ 131,945	$ 6,263